Income taxes - Reconciliation of the effective income tax rate (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Item of Non-deductible Expenses [Line Items]
Non taxable income impact rate	[1]	(2.90%)	(4.50%)	(23.50%)
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates			¥ 21
Effective tax rate, Decrease			9.10%
Deferred tax assets, Valuation allowances			¥ 3
Income Tax Reconciliation, Foreign Income Tax Rate Differential		¥ 36
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential		16.00%
Deferred tax assets change in valuation allowance		¥ 36
Decrease in effective income tax rate percentage		16.00%
Foreign Tax Authority [Member]
Item of Non-deductible Expenses [Line Items]
Effective income tax reconciliation statutory income tax rate		19.00%
Foreign Tax Authority [Member] | With effect on 1 April 2023 [Member]
Item of Non-deductible Expenses [Line Items]
Effective income tax reconciliation statutory income tax rate		25.00%
Dividend Income [Member]
Item of Non-deductible Expenses [Line Items]
Non taxable income impact rate				21.20%
Non taxable income amount				¥ 53

[1]	Non-taxable income during the year ended March 31, 2020 includes approximately ¥53 billion of the tax effect from non-taxable dividend income from affiliated Nomura companies, including deemed dividend (which decreased Nomura’s effective tax rate by 21.2%).